Stock Options (Details) - $ / shares	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Stock Options
Number of stock option at beginning	650,000
Exercise price at beginning	$ 0.44
Number of stock option, Granted to service provider		150,000
Exercise price of stock option, Granted to service provider		$ 0.44
Number of stock option, Granted to service provider		500,000
Exercise price of stock option, Granted to service provider		$ 0.44
Number of stock option, Granted to employees	3,575,000
Exercise price of stock option, Granted to employees	$ 0.15
Number of stock option, Forfeitures by service provider	(150,000)
Exercise price of stock option, Forfeitures by service provider	$ 0.44
Number of stock option, Forfeitures by employees	(355,000)
Exercise price of stock option, Forfeitures by employees	$ 0.15
Number of stock option at ending	3,720,000	650,000
Exercise price at ending	$ 0.19	$ 0.44